PROVISIONS - Schedule of Estimates of Probable and Possible Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax, civil and other risks
Disclosure of other provisions [line items]
Probable loss	R$ 257,176	R$ 222,479
Possible loss	922,501	410,878
Tax
Disclosure of other provisions [line items]
Probable loss	91,463	78,936
Possible loss	333,551	89,826
Civil
Disclosure of other provisions [line items]
Probable loss	109,868	76,608
Possible loss	331,275	126,818
Labor
Disclosure of other provisions [line items]
Probable loss	55,845	66,935
Possible loss	257,675	R$ 194,234
Income And Other Taxes
Disclosure of other provisions [line items]
Probable loss	R$ 161,147